Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 2,873	$ 3,075
Accounts receivable trade, net	30	1,256
Inventories	0	913
Other current assets	304	965
Vessels held for sale	0	60,141
Total current assets	3,207	66,350
Fixed assets:
Office equipment, net	61	0
Total fixed assets	61	0
TOTAL ASSETS	3,268	66,350
Current liabilities:
Current portion of long-term debt	0	134,911
Trade accounts and other payables	264	2,148
Due to related parties	105	9,049
Accrued expenses	223	1,252
Accrued interest	0	9,480
Deferred revenue	0	205
Total current liabilities	592	157,045
Total liabilities	592	157,045
Commitments and contingencies	0	0
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2014 and 2013; 19,889,271 and 11,959,271 shares issued and outstanding as at December 31, 2014 and 2013, respectively	2	1
Additional paid-in capital	307,557	294,535
Accumulated deficit	(304,883)	(385,231)
Total Stockholders equity	2,676	(90,695)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 3,268	$ 66,350